OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Leasing (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 40,593,878	$ 56,114,977
Other non-current financial liabilities	743,327,057	716,563,778
Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	1,438,161	21,542,736
Other non-current financial liabilities	909,486	2,439,253
Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	6,013,535	1,534,467
Other non-current financial liabilities	$ 23,454,700	13,797,468
Rio De Janeiro Refrescos Ltda | Banco Santander 9.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		11,996
Nominal interest rate	9.47%
Effective interest rate percentage	9.65%
Rio De Janeiro Refrescos Ltda | Banco Citibank 8.54% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		75,260
Nominal interest rate	8.52%
Effective interest rate percentage	8.54%
Rio De Janeiro Refrescos Ltda | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 839,502	109,573
Other non-current financial liabilities	$ 12,701,596	$ 13,396,228
Nominal interest rate	12.28%	12.28%
Effective interest rate percentage	13.00%	13.00%
Rio De Janeiro Refrescos Ltda | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 360,854	$ 716,978
Other non-current financial liabilities	$ 382,269	$ 401,240
Nominal interest rate	7.39%	7.39%
Effective interest rate percentage	7.65%	7.65%
Rio De Janeiro Refrescos Ltda | Imoveis 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 300,338	$ 339,665
Nominal interest rate	8.20%
Effective interest rate percentage	8.20%
Rio De Janeiro Refrescos Ltda | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 106,928
Nominal interest rate	8.20%
Effective interest rate percentage	8.20%
Rio De Janeiro Refrescos Ltda | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 497,386	280,995
Other non-current financial liabilities	$ 1,766,736
Nominal interest rate	6.56%
Effective interest rate percentage	6.56%
Rio De Janeiro Refrescos Ltda | Up to 90 days | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 200,472
Rio De Janeiro Refrescos Ltda | Up to 90 days | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	87,735
Rio De Janeiro Refrescos Ltda | Up to 90 days | Imoveis 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	90,234
Rio De Janeiro Refrescos Ltda | Up to 90 days | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	127,226
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	639,030
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	273,119
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Imoveis 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	210,104
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	370,160
Rio De Janeiro Refrescos Ltda | Maturity within one year | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		810,185
Rio De Janeiro Refrescos Ltda | Maturity within one year | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		401,240
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	948,466
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	271,264
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	97,784
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	365,671
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	1,071,766	915,509
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	111,005
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	9,144
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	355,172
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	1,211,096	1,034,525
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	339,020
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	1,368,538	1,169,014
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	331,185
Rio De Janeiro Refrescos Ltda | More than 5 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	8,101,730	$ 9,466,995
Rio De Janeiro Refrescos Ltda | More than 5 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	375,688
Embotelladora del Atlantico S.A. | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	132,815
Other non-current financial liabilities	$ 741,546
Nominal interest rate	12.00%
Effective interest rate percentage	12.00%
Embotelladora del Atlantico S.A. | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 88,739
Other non-current financial liabilities	$ 110,924
Nominal interest rate	12.00%
Effective interest rate percentage	12.00%
Embotelladora del Atlantico S.A. | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 189,320
Other non-current financial liabilities	$ 55,222
Nominal interest rate	50.00%
Effective interest rate percentage	50.00%
Embotelladora del Atlantico S.A. | Up to 90 days | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 33,204
Embotelladora del Atlantico S.A. | Up to 90 days | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	22,184
Embotelladora del Atlantico S.A. | Up to 90 days | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	66,607
Embotelladora del Atlantico S.A. | 90 days to 1 year | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	99,611
Embotelladora del Atlantico S.A. | 90 days to 1 year | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	66,555
Embotelladora del Atlantico S.A. | 90 days to 1 year | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	122,713
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	398,442
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	110,924
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	55,222
Embotelladora del Atlantico S.A. | More than 4 years up to 5 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	343,104
Vital Aguas S.A. | Coca Cola del Valle New Ventures S.A 6.20% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 1,169,884
Nominal interest rate	6.20%
Effective interest rate percentage	6.20%
Vital Aguas S.A. | Coca Cola del Valle New Ventures S.A 6.2% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 2,242,278
Nominal interest rate	0.27%
Effective interest rate percentage	6.20%
Vital Aguas S.A. | Up to 90 days | Coca Cola del Valle New Ventures S.A 6.20% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 292,471
Vital Aguas S.A. | 90 days to 1 year | Coca Cola del Valle New Ventures S.A 6.20% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	877,413
Vital Aguas S.A. | More than 1 year up to 2 years | Coca Cola del Valle New Ventures S.A 6.2% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	2,242,278
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 6.20% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 2,198,998
Nominal interest rate	6.20%
Effective interest rate percentage	6.20%
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 6.2% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 4,947,745
Nominal interest rate	0.27%
Effective interest rate percentage	6.70%
Envases Central S.A. | Up to 90 days | Coca Cola del Valle New Ventures S.A 6.20% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 549,750
Envases Central S.A. | 90 days to 1 year | Coca Cola del Valle New Ventures S.A 6.20% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	1,649,248
Envases Central S.A. | More than 1 year up to 2 years | Coca Cola del Valle New Ventures S.A 6.2% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	4,947,745
Paraguay Refrescos S.A. | Tetra Pack Ltda. Suc. Py | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	235,699
Other non-current financial liabilities	$ 399,456
Nominal interest rate	0.00%
Effective interest rate percentage	0.00%
Paraguay Refrescos S.A. | Up to 90 days | Tetra Pack Ltda. Suc. Py | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 58,925
Paraguay Refrescos S.A. | 90 days to 1 year | Tetra Pack Ltda. Suc. Py | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	176,774
Paraguay Refrescos S.A. | More than 1 year up to 2 years | Tetra Pack Ltda. Suc. Py | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 399,456
Minimum
Disclosure of detailed information about borrowings
Average life	1 year
Maximum
Disclosure of detailed information about borrowings
Average life	8 years